Related Parties - Additional Information (Detail) - Klavs Jensen [Member] - Consulting Agreement [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Related Party Transaction [Line Items]
Due from related party			$ 0	$ 0	$ 0
General and Administrative Expense [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Increase (decrease) in accrued expenses related party	$ (100,000)	$ (100,000)	100,000	100,000
Related party transaction general and administration expenses	$ 100,000	$ 100,000	$ 100,000	$ 100,000